Property, Plant and Equipment - Acquisition Cost and Accumulated Depreciation (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	[1]	¥ 1,331,931
End of period		1,386,370	¥ 1,331,931	[1]
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		1,971,522	1,191,398
Additions		140,949	188,394
Acquisitions through business combinations (Note31)			702,211
Transfers		(62,423)	(11,988)
Disposals and other decreases		(34,314)	(72,909)
Reclassification to assets held for sale (Note 19)		(82,875)	(12,292)
Foreign currency translation differences		(47,722)	(4,524)
Other		(269)	(8,768)
End of period		2,084,124	1,971,522
Acquisition cost | As of April 1, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		2,170,778
End of period			2,170,778
Acquisition cost | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		199,256
End of period			199,256
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		(639,591)	(654,597)
Depreciation, property, plant and equipment		(138,754)	(63,318)
Impairment loss		(20,015)	(621)
Transfers		41,914	0
Disposals and other decreases		20,493	60,223
Reclassification to assets held for sale (Note 19)		23,010	10,619
Foreign currency translation differences		16,755	5,599
Other		(1,566)	2,504
End of period		(697,754)	(639,591)
Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		1,331,931	536,801
End of period		1,386,370	1,331,931
Buildings and structures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		957,045	548,329
Additions		23,745	123,099
Acquisitions through business combinations (Note31)			282,280
Transfers		(35,993)	42,353
Disposals and other decreases		(14,354)	(35,073)
Reclassification to assets held for sale (Note 19)		(26,786)	(2,272)
Foreign currency translation differences		(18,979)	1,819
Other		(661)	(3,490)
End of period		1,072,003	957,045
Buildings and structures | Acquisition cost | As of April 1, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		1,145,031
End of period			1,145,031
Buildings and structures | Acquisition cost | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		187,986
End of period			187,986
Buildings and structures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		(250,148)	(254,699)
Depreciation, property, plant and equipment		(60,570)	(24,261)
Impairment loss		(18,057)	(355)
Transfers		37,101	(1,269)
Disposals and other decreases		3,842	27,045
Reclassification to assets held for sale (Note 19)		17,600	1,109
Foreign currency translation differences		7,427	1,203
Other		(439)	1,079
End of period		(263,244)	(250,148)
Buildings and structures | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		706,897	293,630
End of period		808,759	706,897
Machinery and vehicles | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		648,974	408,745
Additions		11,548	12,974
Acquisitions through business combinations (Note31)			246,123
Transfers		23,232	9,511
Disposals and other decreases		(10,391)	(23,933)
Reclassification to assets held for sale (Note 19)		(7,042)	(167)
Foreign currency translation differences		(16,990)	(2,580)
Other		(861)	(1,699)
End of period		659,692	648,974
Machinery and vehicles | Acquisition cost | As of April 1, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		660,196
End of period			660,196
Machinery and vehicles | Acquisition cost | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		11,222
End of period			11,222
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		(311,317)	(309,759)
Depreciation, property, plant and equipment		(58,860)	(29,888)
Impairment loss		(710)	(151)
Transfers		3,931	374
Disposals and other decreases		7,816	23,225
Reclassification to assets held for sale (Note 19)		5,158	168
Foreign currency translation differences		6,856	3,535
Other		1,491	1,179
End of period		(345,635)	(311,317)
Machinery and vehicles | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		337,657	98,986
End of period		314,057	337,657
Tools, furniture, and fixtures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		122,136	106,551
Additions		10,269	7,374
Acquisitions through business combinations (Note31)			26,967
Transfers		8,153	3,055
Disposals and other decreases		(9,374)	(10,132)
Reclassification to assets held for sale (Note 19)		(296)	(9,784)
Foreign currency translation differences		(4,012)	(1,270)
Other		1,930	(625)
End of period		128,854	122,136
Tools, furniture, and fixtures | Acquisition cost | As of April 1, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		122,184
End of period			122,184
Tools, furniture, and fixtures | Acquisition cost | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		48
End of period			48
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		(74,962)	(86,988)
Depreciation, property, plant and equipment		(19,324)	(9,169)
Impairment loss		(647)	(72)
Transfers		882	895
Disposals and other decreases		8,835	9,953
Reclassification to assets held for sale (Note 19)		252	9,342
Foreign currency translation differences		2,449	831
Other		(2,618)	246
End of period		(85,133)	(74,962)
Tools, furniture, and fixtures | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		47,174	19,563
End of period		43,721	47,174
Land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		100,808	70,089
Additions		2,290	383
Acquisitions through business combinations (Note31)			46,117
Transfers		11	(11,519)
Disposals and other decreases		0	(3,397)
Reclassification to assets held for sale (Note 19)		(3,465)	(69)
Foreign currency translation differences		(3,015)	125
Other		0	(921)
End of period		96,629	100,808
Land | Acquisition cost | As of April 1, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		100,808
End of period			100,808
Land | Acquisition cost | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		0
End of period			0
Land | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		(374)	(395)
Depreciation, property, plant and equipment		0	0
Impairment loss		(601)	0
Transfers		0	0
Disposals and other decreases		0	0
Reclassification to assets held for sale (Note 19)		0	0
Foreign currency translation differences		15	21
Other		0	0
End of period		(960)	(374)
Land | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		100,434	69,694
End of period		95,669	100,434
Construction in progress | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		142,559	57,684
Additions		93,097	44,564
Acquisitions through business combinations (Note31)			100,724
Transfers		(57,826)	(55,388)
Disposals and other decreases		(195)	(374)
Reclassification to assets held for sale (Note 19)		(45,286)	0
Foreign currency translation differences		(4,726)	(2,618)
Other		(677)	(2,033)
End of period		126,946	142,559
Construction in progress | Acquisition cost | As of April 1, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		142,559
End of period			142,559
Construction in progress | Acquisition cost | Adoption of IFRS 16 | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		0
End of period			0
Construction in progress | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		(2,790)	(2,756)
Depreciation, property, plant and equipment		0	0
Impairment loss		0	(43)
Transfers		0	0
Disposals and other decreases		0	0
Reclassification to assets held for sale (Note 19)		0	0
Foreign currency translation differences		8	9
Other		0	0
End of period		(2,782)	(2,790)
Construction in progress | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		139,769	54,928
End of period		¥ 124,164	¥ 139,769

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.